UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rock Crest Capital LLC

Address:  23 Old Kings Highway South
          Darien, Connecticut 06820
          Attention:  Michael Avalos


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Avalos
Title:    Chief Financial Officer
Phone:    (203) 656-3496


Signature, Place and Date of Signing:


   /s/ Michael Avalos           Darien, Connecticut          November 6, 2007
------------------------     -------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       95

Form 13F Information Table Value Total:  $66,603
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                      ROCK CREST CAPITAL, LLC
                                                        September 30, 2007
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7     COLUMN 8

                                                            VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MNGRS  SOLE     SHARED  NONE
ABB LTD                       SPONSORED ADR    000375204     1,278     48,726  SH             Sole              48,726
ABB LTD                       SPONSORED ADR    000375204        85     50,000  SH   Call      Sole              50,000
ADOBE SYS INC                 COM              00724F101     1,746     40,000  SH             Sole              40,000
AKAMAI TECHNOLOGIES INC       COM              00971T101       100     50,000  SH   Call      Sole              50,000
ALLEGHENY TECHNOLOGIES INC    COM              01741R102       256     35,000  SH   Call      Sole              35,000
ALLEGHENY TECHNOLOGIES INC    COM              01741R102       550      5,000  SH             Sole               5,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105       145     50,000  SH   Call      Sole              50,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105     2,864     44,744  SH             Sole              44,744
AMERICAN TOWER CORP           CL A             029912201     2,612     60,000  SH             Sole              60,000
AMGEN INC                     COM              031162100       119     50,000  SH   Call      Sole              50,000
APPLE INC                     COM              037833100       779     40,000  SH   Call      Sole              40,000
BANK OF AMERICA CORPORATION   COM              060505104        35    200,000  SH   Call      Sole             200,000
BE AEROSPACE INC              COM              073302101     1,869     45,000  SH             Sole              45,000
BJS WHOLESALE CLUB INC        COM              05548J106       113     50,000  SH   Put       Sole              50,000
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108       105    200,000  SH   Call      Sole             200,000
BOEING CO                     COM              097023105     1,060     10,100  SH             Sole              10,100
BOEING CO                     COM              097023105       300     75,000  SH   Call      Sole              75,000
BUNGE LIMITED                 COM              G16962105       299     35,000  SH   Call      Sole              35,000
BUSINESS OBJECTS S A          SPONSORED ADR    12328X107       102     50,000  SH   Call      Sole              50,000
CARMAX INC                    COM              143130102       233     50,000  SH   Put       Sole              50,000
CATERPILLAR INC DEL           COM              149123101        75     50,000  SH   Call      Sole              50,000
CB RICHARD ELLIS GROUP INC    CL A             12497T101     1,114     40,000  SH             Sole              40,000
CB RICHARD ELLIS GROUP INC    CL A             12497T101       163     50,000  SH   Call      Sole              50,000
CDC CORP                      SHS A            G2022L106     1,474    201,067  SH             Sole             201,067
CISCO SYS INC                 COM              17275R102       723     21,824  SH             Sole              21,824
CISCO SYS INC                 COM              17275R102       229      2,000  SH   Call      Sole               2,000
CME GROUP INC                 COM              12572Q105       224      5,500  SH   Call      Sole               5,500
CONSTELLATION ENERGY GROUP I  COM              210371100        31     50,000  SH   Call      Sole              50,000
CORNING INC                   COM              219350105     3,328    135,000  SH             Sole             135,000
CREE INC                      COM              225447101        75     50,000  SH   Put       Sole              50,000
DEERE & CO                    COM              244199105       201     20,000  SH   Call      Sole              20,000
E M C CORP MASS               COM              268648102       244    150,000  SH   Call      Sole             150,000
E M C CORP MASS               COM              268648102        95    100,000  SH   Call      Sole             100,000
EOG RES INC                   COM              26875P101       120     50,000  SH   Put       Sole              50,000
EQUINIX INC                   COM NEW          29444U502       825      9,300  SH             Sole               9,300
EQUINIX INC                   COM NEW          29444U502       110     50,000  SH   Call      Sole              50,000
EXELON CORP                   COM              30161N101     2,268     30,100  SH             Sole              30,100
FEDEX CORP                    COM              31428X106       119     50,000  SH   Put       Sole              50,000
FIRST SOLAR INC               COM              336433107     1,801     15,300  SH             Sole              15,300
FIRST SOLAR INC               COM              336433107       104     15,000  SH   Call      Sole              15,000
FMC TECHNOLOGIES INC          COM              30249U101       274     75,000  SH   Call      Sole              75,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109       870     15,000  SH             Sole              15,000
FPL GROUP INC                 COM              302571104       694     11,400  SH             Sole              11,400
GENERAL ELECTRIC CO           COM              369604103       101    250,000  SH   Call      Sole             250,000
GENERAL MTRS CORP             COM              370442105        88     75,000  SH   Call      Sole              75,000
GFI GROUP INC                 COM              361652209     3,014     35,000  SH             Sole              35,000
GOLDMAN SACHS GROUP INC       COM              38141G104       197     20,000  SH   Call      Sole              20,000
GOOGLE INC                    CL A             38259P508       411     20,000  SH   Call      Sole              20,000
INTEL CORP                    COM              458140100     3,393    131,200  SH             Sole             131,200
ISHARES TR                    DJ US REAL EST   464287739        83     30,000  SH   Call      Sole              30,000
ISHARES TR                    FTSE XNHUA IDX   464287184       178     20,000  SH   Call      Sole              20,000
ISHARES INC                   MSCI BRAZIL      464286400         4     50,000  SH   Put       Sole              50,000
ISHARES TR                    MSCI EMERG MKT   464287234        15     20,000  SH   Put       Sole              20,000
ISHARES INC                   MSCI SPAIN       464286764       104     50,000  SH   Put       Sole              50,000
LDK SOLAR CO LTD              SPONSORED ADR    50183L107       159     25,000  SH   Put       Sole              25,000
LEHMAN BROS HLDGS INC         COM              524908100        39     50,000  SH   Call      Sole              50,000
MCDERMOTT INTL INC            COM              580037109       186     40,000  SH   Call      Sole              40,000
MEMC ELECTR MATLS INC         COM              552715104     1,942     33,000  SH             Sole              33,000
MEMC ELECTR MATLS INC         COM              552715104        25     50,000  SH   Call      Sole              50,000
MICROSOFT CORP                COM              594918104     3,436    116,633  SH             Sole             116,633
MONSANTO CO NEW               COM              61166W101       307     75,000  SH   Call      Sole              75,000
NVIDIA CORP                   COM              67066G104       165     75,000  SH   Call      Sole              75,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106       253     50,000  SH   Put       Sole              50,000
OPLINK COMMUNICATIONS INC     COM NEW          68375Q403        10    100,000  SH   Call      Sole             100,000
ORACLE CORP                   COM              68389X105       124    150,000  SH   Call      Sole             150,000
PG&E CORP                     COM              69331C108     1,924     40,000  SH             Sole              40,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104       242    200,000  SH   Put       Sole             200,000
PRECISION CASTPARTS CORP      COM              740189105     1,762     11,900  SH             Sole              11,900
PRECISION CASTPARTS CORP      COM              740189105       154     15,000  SH   Call      Sole              15,000
POWERSHARES ETF TRUST         DYNAMIC MKT PT   73935X104       101     87,500  SH   Put       Sole              87,500
QUALCOMM INC                  COM              747525103       135     50,000  SH   Call      Sole              50,000
RESEARCH IN MOTION LTD        COM              760975102     1,971     20,000  SH             Sole              20,000
RETAIL HOLDRS TR              DEP RCPT         76127U101        60     50,000  SH   Put       Sole              50,000
SANDISK CORP                  COM              80004C101     1,653     30,000  SH             Sole              30,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605        23     70,000  SH   Put       Sole              70,000
SHAW GROUP INC                COM              820280105     2,260     38,890  SH             Sole              38,890
SHAW GROUP INC                COM              820280105        79     50,000  SH   Call      Sole              50,000
SPDR TR                       UNIT SER 1       78462F103     1,441    650,000  SH   Put       Sole             650,000
STANLEY WKS                   COM              854616109        94     50,000  SH   Put       Sole              50,000
SYNAPTICS INC                 COM              87157D109     1,194     25,000  SH             Sole              25,000
THQ INC                       COM NEW          872443403     1,874     75,000  SH             Sole              75,000
TITANIUM METALS CORP          COM NEW          888339207        70     50,000  SH   Call      Sole              50,000
TRANSOCEAN INC                ORD              G90078109       179     20,000  SH   Call      Sole              20,000
TRAVELZOO INC                 COM              89421Q106        51     50,000  SH   Put       Sole              50,000
TRINA SOLAR LIMITED           SPON ADR         89628E104       114     45,000  SH   Call      Sole              45,000
TRINA SOLAR LIMITED           SPON ADR         89628E104       524      9,200  SH             Sole               9,200
UNITED STATES OIL FUND LP     UNITS            91232N108       101    125,000  SH   Put       Sole             125,000
UNITED STATES NATL GAS FUND   UNIT             912318102       109     67,000  SH   Put       Sole              67,000
UNITED TECHNOLOGIES CORP      COM              913017109     2,294     28,510  SH             Sole              28,510
UNITED TECHNOLOGIES CORP      COM              913017109       151     50,000  SH   Call      Sole              50,000
VALERO ENERGY CORP NEW        COM              91913Y100       210    100,000  SH   Put       Sole             100,000
WHIRLPOOL CORP                COM              963320106       104     30,000  SH   Put       Sole              30,000
YAHOO INC                     COM              984332106       312    250,000  SH   Call      Sole             250,000
YINGLI GREEN ENERGY HLDG CO   ADR              98584B103     1,304     50,000  SH             Sole              50,000
ZOLTEK COS INC                COM              98975W104     2,068     47,400  SH             Sole              47,400
                                                            66,603





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